Investment Objectives and Goals	Aug. 14, 2026
Leverage Shares 2X Long DELL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long DELL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of DELL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NOW Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NOW Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of NOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long IBM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long IBM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of IBM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FIX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FIX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FIX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CLS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CLS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CLS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FLEX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FLEX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FLEX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long HUBB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long HUBB Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of HUBB. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ROK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ROK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ROK. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long EMR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long EMR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of EMR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SANM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SANM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SANM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CARR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CARR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CARR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long JCI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long JCI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of JCI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MOD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MOD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MOD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long STM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long STM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of STM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long WOLF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long WOLF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of WOLF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long VICR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long VICR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of VICR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long POWI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long POWI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of POWI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long VSH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long VSH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of VSH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long LFUS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long LFUS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of LFUS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long DIOD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long DIOD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of DIOD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long QRVO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long QRVO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of QRVO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FLNC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FLNC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FLNC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.